Northern Lights Fund Trust

Power Income Fund, Power Dividend Index Fund, Power Momentum Index Fund, Power Global Tactical Allocation/JAFlorines Fund, Power Floating Rate Index Fund and Power Dividend Mid-Cap Index Fund

Incorporated herein by reference is the definitive version of the supplement for Power Income Fund, Power Dividend Index Fund, Power Momentum Index Fund, Power Global Tactical Allocation/JAFlorines Fund, Power Floating Rate Index Fund and Power Dividend Mid-Cap Index Fund pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on June 21, 2019 (SEC Accession No. 0001580642-19-002929